Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000171464 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000171464 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000171464 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000171464 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171464 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000171464 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000171464 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.07%
C000171464 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000171464 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171464 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.31%
C000010960 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000010960 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000010960 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000010960 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010960 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000010960 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000010960 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.07%
C000010960 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000010960 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010960 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.31%
C000010959 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000010959 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000010959 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000010959 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010959 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000010959 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000010959 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.07%
C000010959 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000010959 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010959 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.31%
C000010958 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000010958 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000010958 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000010958 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010958 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000010958 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000010958 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.07%
C000010958 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000010958 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010958 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.31%
C000010956 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000010956 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000010956 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000010956 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010956 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000010956 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000010956 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.07%
C000010956 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000010956 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010956 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.31%